Note 4 - Securities (Details Textual) - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Statement Line Items [Line Items]
Investments in Securities	$ 158,500	$ 299,300
Government debt instruments held	158,546	$ 299,300	$ 133,005
US Treasury Bills [Member]
Statement Line Items [Line Items]
Government debt instruments held	152,500
Government of Canada Securities [member]
Statement Line Items [Line Items]
Government debt instruments held	3,000
Zero-coupon US Government treasury bills [member]
Statement Line Items [Line Items]
Government debt instruments held	$ 3,000